UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/10

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Walthausen & Co., LLC
Address:  9 Executive Park Drive, Suite B
	  Clifton Park, NY 12065




13F File Number:  28-13672


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Hodge
Title:     Chief Compliance officer
Phone:     (518) 348-7217


Signature, Place, and Date of Signing:

Mark Hodge   Clifton Park, NY      August 11, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:  78

Form13F Information Table Value Total: $296,311
				      (thousands)

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

 								  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAON Inc                                        000360206     3249        139365 SH       Sole                   100315        39050
Allegiant Travel Co                             01748X102     2459         57605 SH       Sole                    40955        16650
Altisource Portfolio Solutions                  L0175J104     3818        154339 SH       Sole                   114978        39361
Ambassadors Group Inc                           023177108     3030        268396 SH       Sole                   195605        72791
American Oil & Gas Inc                          028723104     5281        840955 SH       Sole                   597455       243500
American Physicians Capital In                  028884104     2880         93346 SH       Sole                    65746        27600
Apogee Enterprises Inc                          037598109     3577        330255 SH       Sole                   247815        82440
Arch Chemicals Inc                              03937R102     5466        177800 SH       Sole                   125800        52000
Asta Funding Inc                                046220109      714         72338 SH       Sole                    51213        21125
Baldwin And Lyons Inc Cl B                      057755209      701         33364 SH       Sole                    22264        11100
Bemis Co Inc                                    081437105     1615         59805 SH       Sole                    53655         6150
Brigham Exploration Co                          109178103     7825        508760 SH       Sole                   366860       141900
Bryn Mawr Bank Corp                             117665109     2747        163725 SH       Sole                   108725        55000
CAI International Inc                           12477X106     2871        241240 SH       Sole                   171545        69695
CNA Surety Corp                                 12612L108     2628        163510 SH       Sole                   113085        50425
CPI Corp                                        125902106     1612         71910 SH       Sole                    50970        20940
CSG Systems International                       126349109     4535        247425 SH       Sole                   173675        73750
CSS Industries Inc                              125906107     3402        206180 SH       Sole                   150920        55260
Cabela's Inc                                    126804301     3134        221640 SH       Sole                   152590        69050
Cabot Microelectronics Corp                     12709P103     5333        154190 SH       Sole                   109765        44425
Columbia Banking Systems Inc                    197236102     4373        239460 SH       Sole                   178710        60750
Community Bank Systems Inc                      203607106     4740        215170 SH       Sole                   153445        61725
Delta Apparel Inc                               247368103     1065         72911 SH       Sole                    50771        22140
Drew Industries Inc                             26168L205     6037        298885 SH       Sole                   213460        85425
First Bancorp N.C.                              318910106     1857        128185 SH       Sole                    95385        32800
Flower Foods Inc                                343498101     3919        160400 SH       Sole                   119450        40950
Foster L.B. Company                             350060109     3502        135125 SH       Sole                   107950        27175
Global Power Equipment Group I                  37941P306      698        388000 SH       Sole                   230500       157500
Gulfport Energy Corp                            402635304     2568        216490 SH       Sole                   144140        72350
Hallmark Financial Services                     40624Q203     3732        375110 SH       Sole                   250310       124800
Hawk Corp                                       420089104     5071        199250 SH       Sole                   135840        63410
Hexcel Corp                                     428291108     4665        300755 SH       Sole                   214680        86075
Hill-Rom Holdings Inc                           431475102     6817        224010 SH       Sole                   161285        62725
Hutchinson Technology Inc                       448407106     4637       1071000 SH       Sole                   761325       309675
IEC Electronics Corp                            44949L105       78         17100 SH       Sole                    17100
Interval Leisure Group Inc                      46113M108     4835        388375 SH       Sole                   275605       112770
John Bean Technologies Corp                     477839104     4002        262450 SH       Sole                   193950        68500
Kapstone Paper & Packaging Cor                  48562P103     1475        132395 SH       Sole                    93545        38850
Knoll Inc                                       498904200     3823        287660 SH       Sole                   212435        75225
Ladish Co Inc                                   505754200     4478        197095 SH       Sole                   136560        60535
Landec Corporation                              514766104     4040        685915 SH       Sole                   502690       183225
Lifetime Brands Inc                             53222Q103     4591        313998 SH       Sole                   209328       104670
Lydall Inc                                      550819106     4643        607755 SH       Sole                   407500       200255
Magellan Health Services Inc                    559079207     5867        161530 SH       Sole                   113130        48400
McGrath Rentcorp                                580589109     3033        133125 SH       Sole                    88225        44900
Mercer Int'l Inc                                588056101     1981        497675 SH       Sole                   351615       146060
Miller Industries Inc                           600551204      932         69205 SH       Sole                    49455        19750
NN Inc                                          629337106     2225        445050 SH       Sole                   283095       161955
National Western Life Insuranc                  638522102     4758         31150 SH       Sole                    23625         7525
Nobel Learning Communities                      654889104     1518        257265 SH       Sole                   181790        75475
Northern Oil and Gas Inc                        665531109     4845        377305 SH       Sole                   265505       111800
Ocwen Financial Corp                            675746309     7870        772310 SH       Sole                   543010       229300
Omnova Solutions Inc                            682129101     5718        732085 SH       Sole                   519810       212275
Overhill Farms Inc                              690212105      977        165848 SH       Sole                   102348        63500
Platinum Underwriters Holdings                  G7127P100     3221         88765 SH       Sole                    63015        25750
Polaris Industries Inc                          731068102     4303         78780 SH       Sole                    54405        24375
RLI Corp                                        749607107     2494         47500 SH       Sole                    35100        12400
RTI International Metals Inc                    74973W107     6221        258030 SH       Sole                   180430        77600
Rent-A-Center Inc                               76009N100     4660        229990 SH       Sole                   174090        55900
S1 Corporation                                  78463B101     7818       1300785 SH       Sole                   933070       367715
Sally Beauty Holdings Inc                       79546E104     5637        687400 SH       Sole                   512715       174685
School Specialty Inc                            807863105     4485        248205 SH       Sole                   174305        73900
Silgan Holdings Inc                             827048109      675         23790 SH       Sole                    23790
Solutia Inc                                     834376501     8133        620875 SH       Sole                   441125       179750
Standex Int'l Corp                              854231107     9141        360605 SH       Sole                   254210       106395
Sterling Bancorp                                859158107      984        109295 SH       Sole                    80845        28450
Suffolk Bancorp                                 864739107     1952         63085 SH       Sole                    39930        23155
Textainer Group Holdings Ltd                    G8766E109     1959         81165 SH       Sole                    56470        24695
Theragenics Corporation                         883375107      975        847414 SH       Sole                   564714       282700
Thermadyne Holdings Corp                        883435307     5526        511155 SH       Sole                   333865       177290
Thomas & Betts Corp                             884315102     2939         84685 SH       Sole                    56660        28025
Vishay Intertechnology Inc                      928298108     9418       1216745 SH       Sole                   864060       352685
Vital Images Inc                                92846N104     1916        150285 SH       Sole                    98110        52175
Walter Investment Management C                  93317W102     7010        428765 SH       Sole                   303040       125725
West Pharmaceuticals Services                   955306105     4478        122705 SH       Sole                    83955        38750
Whiting Petroleum Corp                          966387102     5782         73735 SH       Sole                    53180        20555
Xerium Technologies Inc                         98416J118     4261        301791 SH       Sole                   212644        89147
Xerium Technologies Inc Wts                     98416J126       78         78337 SH       Sole                    52091        26245
